Bank credit lines, loan facilities and notes - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Debt Instrument [Line Items]
Drawdown							$ 0	$ 50,000
Repayment							(14,881)	(64,881)
Senior Secured Revolving Loan | Senior Secured Revolving Loan Facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Drawdown	$ 0	$ 0	$ 0	$ 0	$ 0	$ 50,000	0		$ 50,000
Repayment	0	0	0	0	0	(50,000)	0		(50,000)
Closing Balance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0